K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Clifford J. Alexander D 202.778.9068 F 202.778.9100 clifford.alexander@klgates.com

July 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Clough Global Opportunities Fund (the “Fund”)

File Nos. 811-21846; 333-232062

Pre-Effective Amendment No. 1 to Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing is a copy of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended, relating to the Fund’s rights offering (the “Amendment”). The Amendment is marked to show changes made since the previous filing. This transmission includes a conformed signature page. The manually signed original of this document is maintained at the offices of the Fund.

The Fund’s initial registration statement relating to its rights offering was originally filed on June 11, 2019 (Accession No. 0001398344-19-010409) and a filing fee of $121.20, required by Section 6 of the 1933 Act, was paid at that time. The Fund confirms that the U.S. Securities and Exchange Commission has received a filing fee in the amount of $7,182.27, relating to the additional shares being registered at this time.

This Amendment is being filed primarily to incorporate (1) changes made in response to staff comments, (2) the required financial information, and (3) other minor changes to the Fund’s prospectus and statement of additional information.

As discussed with the staff, the Fund requests to accelerate the effectiveness of the Registration Statement to July 10, 2019. The Fund intends to file its definitive prospectus and statement of additional information pursuant to Rule 497(h) shortly thereafter.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.778.9068.

Sincerely,

/s/ Clifford J. Alexander
Clifford J. Alexander

Enclosure

cc:	Sareena Khwaja-Dixon

ALPS Fund Services, Inc.